UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2018

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2018

Semiannual Report

to Shareholders

Deutsche International Growth Fund

(formerly Deutsche Global Growth Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets

20	Financial Highlights
26	Notes to Financial Statements
37	Information About Your Fund’s Expenses
39	Advisory Agreement Board Considerations and Fee Evaluation
44	Account Management Resources
46	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche International Growth Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche International Growth Fund	3

Performance Summary	February 28, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	4.12%	16.80%	7.67%	3.36%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.86%	10.08%	6.40%	2.75%
MSCI All Country World ex USA Index†	7.59%	21.63%	6.31%	2.65%
MSCI World Index††	8.86%	17.36%	10.70%	6.03%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		25.10%	8.67%	2.57%
Adjusted for the Maximum Sales Charge (max 5.75% load)		17.91%	7.39%	1.97%
MSCI All Country World ex USA Index†		27.19%	6.80%	1.84%
MSCI World Index††		22.40%	11.64%	5.03%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	3.72%	15.89%	6.86%	2.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.72%	15.89%	6.86%	2.59%
MSCI All Country World ex USA Index†	7.59%	21.63%	6.31%	2.65%
MSCI World Index††	8.86%	17.36%	10.70%	6.03%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		24.18%	7.85%	1.80%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		24.18%	7.85%	1.80%
MSCI All Country World ex USA Index†		27.19%	6.80%	1.84%
MSCI World Index††		22.40%	11.64%	5.03%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	3.96%	16.49%	7.40%	3.08%
MSCI All Country World ex USA Index†	7.59%	21.63%	6.31%	2.65%
MSCI World Index††	8.86%	17.36%	10.70%	6.03%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		24.78%	8.40%	2.29%
MSCI All Country World ex USA Index†		27.19%	6.80%	1.84%
MSCI World Index††		22.40%	11.64%	5.03%

4	Deutsche International Growth Fund

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 2/28/18
No Sales Charges		4.36%	17.18%	12.84%
MSCI All Country World ex USA Index†		7.59%	21.63%	17.70%
MSCI World Index††		8.86%	17.36%	16.41%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges			25.46%	14.88%
MSCI All Country World ex USA Index†			27.19%	19.29%
MSCI World Index††			22.40%	17.60%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	4.29%	17.14%	7.94%	3.64%
MSCI All Country World ex USA Index†	7.59%	21.63%	6.31%	2.65%
MSCI World Index††	8.86%	17.36%	10.70%	6.03%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		25.45%	8.95%	2.85%
MSCI All Country World ex USA Index†		27.19%	6.80%	1.84%
MSCI World Index††		22.40%	11.64%	5.03%

Institutional Class	6-Month‡	1-Year	5-Year	Life of Class**
Average Annual Total Returns as of 2/28/18
No Sales Charges	4.34%	17.18%	7.97%	5.30%
MSCI All Country World ex USA Index†	7.59%	21.63%	6.31%	4.25%
MSCI World Index††	8.86%	17.36%	10.70%	7.26%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		25.55%	8.97%	5.49%
MSCI All Country World ex USA Index†		27.19%	6.80%	4.26%
MSCI World Index††		22.40%	11.64%	7.28%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Deutsche International Growth Fund	5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.24%, 1.97%, 1.58%, 1.03%, 0.82% and 0.93% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Prior to February 1, 2013, the Fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the Fund’s current investment strategy had been in effect.

Prior to October 1, 2017, the fund operated with a different strategy. Performance may have been different if the fund’s current investment strategy had been in effect.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Effective on October 1, 2017, the comparative broad-based index changed from the MSCI World Index to the MSCI All Country World Index ex USA. The Advisor believes that the MSCI World Index ex USA more accurately reflects the fund’s current investment strategies.

6	Deutsche International Growth Fund

*	R6 Class commenced operations on June 1, 2016.

**	Institutional Class commenced operations on August 26, 2008.

†	MSCI All Country World Index ex USA captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries.

††	The Morgan Stanley Capital International (MSCI) World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,652 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
2/28/18	$34.86	$32.89	$34.62	$34.86	$34.84	$34.86
8/31/17	$33.55	$31.71	$33.30	$33.56	$33.56	$33.58
Distribution Information as of 2/28/18
Income Dividends, Six Months	$.07	$—	$—	$.16	$.16	$.18

Deutsche International Growth Fund	7

Portfolio Management Team

Sebastian P. Werner, PhD, Director.

Lead Portfolio Manager of the Fund. Began managing the Fund in 2013.

–	Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

–	Portfolio Manager for Global and US Growth Equities: New York.

–	MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Mark Schumann, CFA, Director.

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2003.

–	Portfolio Manager — European Equities: New York.

–	Master’s Degree in Finance, University of St. Gallen (HSG), Switzerland.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/28/18	8/31/17
Common Stocks	98%	96%
Cash Equivalents	2%	3%
Preferred Stock	0%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	2/28/18	8/31/17
Financials	24%	20%
Information Technology	19%	23%
Industrials	17%	10%
Consumer Discretionary	14%	11%
Health Care	11%	21%
Materials	6%	4%
Consumer Staples	5%	8%
Energy	3%	2%
Telecommunication Services	1%	1%
Total	100%	100%

8	Deutsche International Growth Fund

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	2/28/18	8/31/17
Germany	14%	6%
France	14%	1%
United States	9%	51%
Canada	9%	7%
Switzerland	8%	6%
United Kingdom	8%	5%
China	8%	4%
Japan	8%	4%
Netherlands	4%	2%
Sweden	2%	3%
Singapore	2%	2%
Finland	2%	1%
Others	12%	8%
	100%	100%

Ten Largest Equity Holdings at February 28, 2018 (19.5% of Net Assets)		Country	Percent
1.	Lonza Group AG	Switzerland	2.4%
	Producer of chemicals and plastics
2.	Fresenius Medical Care AG & Co. KGaA	Germany	2.3%
	Manufacturer that distributes equipments and products for dialysis patients
3.	DBS Group Holdings Ltd.	Singapore	2.1%
	Provider of banking and financing services
4.	Brookfield Asset Management, Inc.	Canada	2.1%
	Asset management company focused on the real estate and power generation sectors
5.	Allianz SE	Germany	1.9%
	Provider of multi-line insurance services
6.	Tencent Holdings Ltd.	China	1.9%
	Provides Internet, mobile, and telicommunication value-added services
7.	Capgemini SE	France	1.7%
	IT consulting and services
8.	Alibaba Group Holding Ltd.	China	1.7%
	Operates as a holding company
9.	Ping An Insurance (Group) Co. of China Ltd.	China	1.7%
	Provides a variety of insurance service.
10.	ING Groep NV	Netherlands	1.7%
	Offers financial services to individuals, corporations and other institutions

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 44 for contact information.

Deutsche International Growth Fund	9

Investment Portfolio	as of February 28, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
Australia 1.3%
Australia & New Zealand Banking Group Ltd. (Cost $7,903,010)	350,000	7,822,219

Brazil 0.2%
Pagseguro Digital Ltd. “A”* (Cost $1,012,929)	47,113	1,518,923

Canada 9.0%
Agnico Eagle Mines Ltd. (a)	215,000	8,191,513
Alimentation Couche-Tard, Inc. “B”	140,000	6,806,889
Brookfield Asset Management, Inc. “A” (a)	332,000	12,871,727
Canada Goose Holdings, Inc.*	182,000	5,759,835
Canadian National Railway Co.	102,000	7,891,646
Gildan Activewear, Inc.	172,000	4,988,965
Toronto-Dominion Bank	165,000	9,515,274

(Cost $45,955,650)		56,025,849

China 8.1%
Alibaba Group Holding Ltd. (ADR)*	57,300	10,665,822
China Life Insurance Co., Ltd. “H”	2,517,000	7,422,296
China Literature Ltd. 144A*	151	1,482
Minth Group Ltd.	904,633	5,332,224
New Oriental Education & Technology Group, Inc. (ADR)	52,000	4,752,280
Ping An Insurance (Group) Co. of China Ltd. “H”	996,000	10,523,998
Sogou, Inc. (ADR)* (a)	37,253	327,827
Tencent Holdings Ltd.	215,200	11,804,779

(Cost $35,467,851)		50,830,708

Denmark 0.5%
Chr Hansen Holding AS (Cost $3,507,046)	40,000	3,318,430

Finland 1.4%
Sampo Oyj “A” (Cost $7,930,456)	157,000	8,903,732

France 13.2%
Air Liquide SA	74,000	9,279,399
AXA SA	200,000	6,291,359
Capgemini SE	87,000	10,913,838
LVMH Moet Hennessy Louis Vuitton SE	30,000	9,001,431
Schneider Electric SE*	91,000	7,907,047
SEB SA	18,000	3,679,828
SMCP SA 144A*	215,137	5,407,386
Teleperformance	32,000	4,564,051
TOTAL SA	166,200	9,499,265

The accompanying notes are an integral part of the financial statements.

10	Deutsche International Growth Fund

	Shares	Value ($)
VINCI SA	93,000	9,184,698
Vivendi SA	250,000	6,444,943

(Cost $79,122,580)		82,173,245

Germany 13.7%
Allianz SE (Registered)	52,000	12,129,625
BASF SE	67,500	7,093,684
Continental AG	25,600	7,033,718
Deutsche Boerse AG	36,000	4,796,142
Deutsche Post AG (Registered)	166,800	7,648,423
Deutsche Telekom AG (Registered)	251,000	4,057,059
Evonik Industries AG	183,000	6,787,919
Fresenius Medical Care AG & Co. KGaA	136,000	14,403,308
Infineon Technologies AG	115,300	3,146,930
OSRAM Licht AG	60,000	4,774,359
SAP SE	44,000	4,616,264
Siemens AG (Registered)	67,000	8,839,511

(Cost $77,169,969)		85,326,942

Hong Kong 0.8%
Techtronic Industries Co., Ltd. (Cost $1,594,927)	782,501	4,914,268

Indonesia 1.0%
PT Arwana Citramulia Tbk	36,056,292	895,721
PT Bank Rakyat Indonesia Persero Tbk	20,000,000	5,497,583

(Cost $6,369,375)		6,393,304

Ireland 1.1%
Kerry Group PLC “A” (Cost $4,888,390)	70,000	7,001,960

Italy 0.5%
Luxottica Group SpA (Cost $3,225,322)	55,000	3,309,665

Japan 7.6%
Bandai Namco Holdings, Inc.	100,000	3,226,479
FANUC Corp.	24,900	6,280,796
Hoya Corp.	125,000	6,585,113
Keyence Corp.	9,000	5,467,908
Komatsu Ltd.	128,500	4,642,234
MISUMI Group, Inc.	179,989	5,182,847
Mitsubishi UFJ Financial Group, Inc.	1,117,000	7,888,478
Murata Manufacturing Co., Ltd.	25,000	3,485,538
Omron Corp.	82,300	4,836,181

(Cost $40,907,976)		47,595,574

Korea 1.1%
Samsung Electronics Co., Ltd. (Cost $7,142,816)	3,260	7,057,011

The accompanying notes are an integral part of the financial statements.

Deutsche International Growth Fund	11

	Shares	Value ($)

Luxembourg 1.3%
Eurofins Scientific (Cost $3,467,893)	13,855	7,826,428

Macau 0.7%
Sands China Ltd. (Cost $4,064,415)	790,000	4,418,524

Malaysia 0.8%
IHH Healthcare Bhd. (Cost $4,172,138)	3,417,000	5,147,084

Netherlands 3.5%
ASML Holding NV	45,000	8,838,839
Core Laboratories NV (a) (b)	26,600	2,738,736
ING Groep NV	595,000	10,469,424

(Cost $19,700,383)		22,046,999

Norway 0.5%
Marine Harvest ASA (Cost $1,730,463)	150,000	2,909,717

Singapore 2.1%
DBS Group Holdings Ltd. (Cost $9,426,692)	604,000	12,970,251

South Africa 1.2%
Naspers Ltd. “N” (Cost $6,141,891)	27,000	7,407,335

Spain 1.3%
Banco Santander SA (Cost $7,688,117)	1,160,000	7,955,643

Sweden 2.0%
Assa Abloy AB “B”	302,000	6,767,239
Nobina AB 144A	840,000	5,564,456

(Cost $9,135,973)		12,331,695

Switzerland 7.4%
Julius Baer Group Ltd.*	96,000	6,232,092
Lonza Group AG (Registered)*	60,000	15,219,325
Nestle SA (Registered)	117,000	9,309,412
Novartis AG (Registered)	110,000	9,191,257
Roche Holding AG (Genusschein)	27,000	6,259,319

(Cost $40,394,893)		46,211,405

Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,770,874)	788,000	6,603,315

United Kingdom 7.6%
Clinigen Healthcare Ltd.	172,682	2,199,259
Compass Group PLC	476,000	10,109,780
ConvaTec Group PLC 144A	1,100,000	3,109,766
Experian PLC	353,000	7,527,385
Halma PLC	232,000	3,847,677
Prudential PLC	342,000	8,552,874

The accompanying notes are an integral part of the financial statements.

12	Deutsche International Growth Fund

	Shares	Value ($)
Reckitt Benckiser Group PLC	55,000	4,367,389
RELX NV	153,000	3,138,959
Smith & Nephew PLC	251,000	4,384,619

(Cost $44,718,608)		47,237,708

United States 8.3%
Activision Blizzard, Inc.	100,000	7,313,000
Allergan PLC	18,500	2,853,070
Amphenol Corp. “A”	37,000	3,381,430
Booking Holdings, Inc.*	1,750	3,559,570
Celgene Corp.*	33,000	2,874,960
Ecolab, Inc.	24,000	3,130,800
EPAM Systems, Inc.*	32,000	3,619,840
Marsh & McLennan Companies, Inc.	76,000	6,309,520
Mastercard, Inc. “A”	42,000	7,381,920
NVIDIA Corp.	18,000	4,356,000
Schlumberger Ltd.	61,000	4,004,040
Thermo Fisher Scientific, Inc.	15,000	3,128,700

(Cost $33,552,037)		51,912,850
Total Common Stocks (Cost $511,162,674)		607,170,784

Convertible Preferred Stock 0.2%
United States
Providence Service Corp. 5.5% (c) (Cost $572,300)	5,723	912,121

Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (c)	39,109	5,652
Parrot SA Expiration Date 12/22/2022* (c)	39,109	6,176

Total Warrants (Cost $0)		11,828

Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,317,873

Securities Lending Collateral 4.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (d) (e) (Cost $26,167,991)	26,167,991	26,167,991

The accompanying notes are an integral part of the financial statements.

Deutsche International Growth Fund	13

	Shares	Value ($)

Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.41% (d) (Cost $14,584,558)	14,584,558	14,584,558

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $552,487,523)	104.2	650,165,155
Other Assets and Liabilities, Net	(4.2)	(25,959,514)

Net Assets	100.0	624,205,641

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the year ended February 28, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
Securities Lending Collateral 4.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares" 1.32% (d) (e)
5,054,623	21,113,368	—	—	—	25,066	—	26,167,991	26,167,991
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.41% (d)
16,747,873	100,324,371	102,487,686	—	—	96,739	—	14,584,558	14,584,558
21,802,496	121,437,739	102,487,686	—	—	121,805	—	40,752,549	40,752,549

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $23,861,398, which is 3.8% of net assets.

(b)	Listed on the New York Stock Exchange.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The accompanying notes are an integral part of the financial statements.

14	Deutsche International Growth Fund

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,822,219	$—	$7,822,219
Brazil	1,518,923	—	—	1,518,923
Canada	56,025,849	—	—	56,025,849
China	15,745,929	35,084,779	—	50,830,708
Denmark	—	3,318,430	—	3,318,430
Finland	—	8,903,732	—	8,903,732
France	—	82,173,245	—	82,173,245
Germany	—	85,326,942	—	85,326,942
Hong Kong	—	4,914,268	—	4,914,268
Indonesia	—	6,393,304	—	6,393,304
Ireland	—	7,001,960	—	7,001,960
Italy	—	3,309,665	—	3,309,665
Japan	—	47,595,574	—	47,595,574
Korea	—	7,057,011	—	7,057,011
Luxembourg	—	7,826,428	—	7,826,428
Macau	—	4,418,524	—	4,418,524
Malaysia	—	5,147,084	—	5,147,084
Netherlands	2,738,736	19,308,263	—	22,046,999
Norway	—	2,909,717	—	2,909,717
Singapore	—	12,970,251	—	12,970,251
South Africa	—	7,407,335	—	7,407,335
Spain	—	7,955,643	—	7,955,643
Sweden	—	12,331,695	—	12,331,695
Switzerland	—	46,211,405	—	46,211,405
Taiwan	—	6,603,315	—	6,603,315
United Kingdom	—	47,237,708	—	47,237,708
United States	51,912,850	—	—	51,912,850
Convertible Preferred Stock	—	—	912,121	912,121
Warrants (f)	—	—	11,828	11,828
Other Investments	1,317,873	—	—	1,317,873
Short-Term Investments (f)	40,752,549	—	—	40,752,549
Total	$170,012,709	$479,228,497	$923,949	$650,165,155

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended February 28, 2018, the amount of the transfers between Level 1 and Level 2 was $12,169,526.

Transfers between price levels are recognized at the beginning of the reporting year.

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche International Growth Fund	15

Statement of Assets and Liabilities

as of February 28, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $511,734,974) — including $23,861,398 of securities loaned	$609,412,606
Investment in Deutsche Government & Agency Securities Portfolio (cost $26,167,991)*	26,167,991
Investment in Deutsche Central Cash Management Government Fund (cost $14,584,558)	14,584,558
Foreign currency, at value (cost $317,444)	317,208
Receivable for Fund shares sold	119,124
Dividends receivable	244,249
Interest receivable	23,567
Foreign taxes recoverable	350,357
Other assets	53,042
Total assets	651,272,702

Liabilities
Payable upon return of securities loaned	26,167,991
Payable for Fund shares redeemed	265,615
Accrued management fee	302,884
Accrued Directors’ fees	6,658
Other accrued expenses and payables	323,913
Total liabilities	27,067,061
Net assets, at value	$624,205,641

Net Assets Consist of
Distributions in excess of net investment income	(381,318)
Net unrealized appreciation (depreciation) on:
Investments	97,677,632
Foreign currency	11,698
Accumulated net realized gain (loss)	(92,535,528)
Paid-in capital	619,433,157
Net assets, at value	$624,205,641

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

16	Deutsche International Growth Fund

Statement of Assets and Liabilities as of February 28, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($51,610,025 ÷ 1,480,375 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$34.86
Maximum offering price per share (100 ÷ 94.25 of $34.86)	$36.99
Class C
Net Asset Value offering and redemption price per share ($14,121,068 ÷ 429,294 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$32.89
Class R
Net Asset Value offering and redemption price per share ($3,487,178 ÷ 100,717 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$34.62
Class R6
Net Asset Value offering and redemption price per share ($66,860 ÷ 1,918 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$34.86
Class S
Net Asset Value offering and redemption price per share ($540,057,304 ÷ 15,501,070 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$34.84
Institutional Class
Net Asset Value offering and redemption price per share ($14,863,206 ÷ 426,416 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$34.86

The accompanying notes are an integral part of the financial statements.

Deutsche International Growth Fund	17

Statement of Operations

for the six months ended February 28, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $242,438)	$2,685,145
Income distributions — Deutsche Central Cash Management Government Fund	96,739
Securities lending income, net of borrower rebates	25,066
Total income	2,806,950
Expenses:
Management fee	2,101,823
Administration fee	315,356
Services to shareholders	402,480
Distribution and service fees	144,856
Custodian fee	50,383
Professional fees	57,972
Reports to shareholders	35,725
Registration fees	38,840
Directors’ fees and expenses	15,664
Other	24,982
Total expenses before expense reductions	3,188,081
Expense reductions	(36,158)
Total expenses after expense reductions	3,151,923
Net investment income (loss)	(344,973)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	67,745,001
Foreign currency	76,112
Payments by affiliates (see Note G)	161,727
67,982,840
Change in net unrealized appreciation (depreciation) on:
Investments	(41,234,895)
Foreign currency	(4,318)
(41,239,213)
Net gain (loss)	26,743,627
Net increase (decrease) in net assets resulting from operations	$26,398,654

The accompanying notes are an integral part of the financial statements.

18	Deutsche International Growth Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Operations:
Net investment income (loss)	$(344,973)	$2,163,470
Net realized gain (loss)	67,982,840	35,459,517
Change in net unrealized appreciation (depreciation)	(41,239,213)	54,941,637
Net increase (decrease) in net assets resulting from operations	26,398,654	92,564,624
Distributions to shareholders from:
Net investment income:
Class A	(107,745)	—
Class R6	(304)	(14)
Class S	(2,518,241)	(696,298)
Institutional Class	(77,561)	(22,596)
Total distributions	(2,703,851)	(718,908)
Fund share transactions:
Proceeds from shares sold	10,414,805	23,415,481
Reinvestment of distributions	2,558,753	677,613
Payments for shares redeemed	(35,526,445)	(106,919,669)
Redemption fees	—	144
Net increase (decrease) in net assets from Fund share transactions	(22,552,887)	(82,826,431)
Increase (decrease) in net assets	1,141,916	9,019,285
Net assets at beginning of period	623,063,725	614,044,440
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income $381,318 and $2,667,506, respectively)	$624,205,641	$623,063,725

The accompanying notes are an integral part of the financial statements.

Deutsche International Growth Fund	19

Financial Highlights

	Six Months Ended 2/28/18		Years Ended August 31,
Class A	(Unaudited)		2017		2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$33.55		$28.76		$28.49		$30.38	$25.65		$21.78
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06)		.04		.01		.05	.01		.08
Net realized and unrealized gain (loss)	1.44		4.75		.26		(1.75)	4.80		4.01
Total from investment operations	1.38		4.79		.27		(1.70)	4.81		4.09
Less distributions from:
Net investment income	(.07)		—		—		(.19)	(.08)		(.22)
Redemption fees	—		.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$34.86		$33.55		$28.76		$28.49	$30.38		$25.65
Total Return (%)[b,c]	4.12	**	16.66		.95		(5.62)	18.75		18.88

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		51		55		66	87		86
Ratio of expenses before expense reductions (%)	1.26	*	1.53		1.51		1.52	1.50		1.52
Ratio of expenses after expense reductions (%)	1.25	*	1.40		1.45		1.40	1.42		1.31
Ratio of net investment income (loss) (%)	(.36	)*	.14		.05		.17	.04		.35
Portfolio turnover rate (%)	56	**	68		39		49	45		150

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

20	Deutsche International Growth Fund

	Six Months Ended 2/28/18		Years Ended August 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$31.71		$27.38	$27.33	$29.18	$24.76	$21.02
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)		(.17)	(.19)	(.16)	(.20)	(.10)
Net realized and unrealized gain (loss)	1.36		4.50	.24	(1.69)	4.62	3.88
Total from investment operations	1.18		4.33	.05	(1.85)	4.42	3.78
Less distributions from:
Net investment income	—		—	—	—	—	(.04)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$32.89		$31.71	$27.38	$27.33	$29.18	$24.76
Total Return (%)[b,c]	3.72	**	15.81	.18	(6.34)	17.85	17.97

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		15	20	24	32	33
Ratio of expenses before expense reductions (%)	2.02	*	2.26	2.24	2.25	2.23	2.26
Ratio of expenses after expense reductions (%)	2.00	*	2.15	2.20	2.15	2.17	2.06
Ratio of net investment income (loss) (%)	(1.11	)*	(.60)	(.71)	(.58)	(.72)	(.41)
Portfolio turnover rate (%)	56	**	68	39	49	45	150

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche International Growth Fund	21

	Six Months Ended 2/28/18		Years Ended August 31,
Class R	(Unaudited)		2017	2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$33.30		$28.62	$28.42	$30.31	$25.59		$21.72
Income (loss) from investment operations:
Net investment income (loss)[a]	(.11)		(.02)	(.06)	(.02)	(.06)		.02
Net realized and unrealized gain (loss)	1.43		4.70	.26	(1.76)	4.78		4.00
Total from investment operations	1.32		4.68	.20	(1.78)	4.72		4.02
Less distributions from:
Net investment income	—		—	—	(.11)	(.00	)***	(.15)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$34.62		$33.30	$28.62	$28.42	$30.31		$25.59
Total Return (%)[b]	3.96	**	16.35	.70	(5.87)	18.46		18.59

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4	4	4	6		6
Ratio of expenses before expense reductions (%)	1.66	*	1.87	1.84	1.85	1.86		1.75
Ratio of expenses after expense reductions (%)	1.54	*	1.64	1.70	1.65	1.67		1.56
Ratio of net investment income (loss) (%)	(.65	)*	(.06)	(.21)	(.07)	(.20)		.10
Portfolio turnover rate (%)	56	**	68	39	49	45		150

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

22	Deutsche International Growth Fund

Class R6	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Period Ended 8/31/16[a]

Selected Per Share Data
Net asset value, beginning of period	$33.56		$28.74	$28.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.01		.13	(.00	)***
Net realized and unrealized gain (loss)	1.45		4.73	.33
Total from investment operations	1.46		4.86	.33
Less distributions from:
Net investment income	(.16)		(.04)	—
Net asset value, end of period	$34.86		$33.56	$28.74
Total Return (%)[c]	4.36	**	16.94	1.16	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	67		12	10
Ratio of expenses before expense reductions (%)	.87	*	1.32	1.22	*
Ratio of expenses after expense reductions (%)	.84	*	1.14	1.20	*
Ratio of net investment income (loss) (%)	.07	*	.44	(.05	)*
Portfolio turnover rate (%)	56	**	68	39	[d]

[a]	For the period from June 1, 2016 (commencement of operations) to August 31, 2016.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2016.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche International Growth Fund	23

	Six Months Ended 2/28/18		Years Ended August 31,
Class S	(Unaudited)		2017		2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$33.56		$28.74		$28.40		$30.29	$25.57		$21.72
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)		.13		.08		.13	.08		.15
Net realized and unrealized gain (loss)	1.45		4.73		.26		(1.76)	4.79		3.99
Total from investment operations	1.44		4.86		.34		(1.63)	4.87		4.14
Less distributions from:
Net investment income	(.16)		(.04)		(.00	)***	(.26)	(.15)		(.29)
Redemption fees	—		.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$34.84		$33.56		$28.74		$28.40	$30.29		$25.57
Total Return (%)[b]	4.29	**	16.94		1.20		(5.40)	19.07		19.17

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	540		538		521		571	672		644
Ratio of expenses before expense reductions (%)	.96	*	1.22		1.21		1.20	1.20		1.22
Ratio of expenses after expense reductions (%)	.95	*	1.15		1.20		1.15	1.17		1.06
Ratio of net investment income (loss) (%)	(.06	)*	.41		.30		.43	.28		.61
Portfolio turnover rate (%)	56	**	68		39		49	45		150

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

24	Deutsche International Growth Fund

	Six Months Ended 2/28/18		Years Ended August 31,
Institutional Class	(Unaudited)		2017		2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$33.58		$28.75		$28.40		$30.29	$25.57		$21.73
Income (loss) from investment operations:
Net investment income (loss)[a]	.00	***	.14		.11		.13	.09		.15
Net realized and unrealized gain (loss)	1.46		4.74		.24		(1.76)	4.78		3.98
Total from investment operations	1.46		4.88		.35		(1.63)	4.87		4.13
Less distributions from:
Net investment income	(.18)		(.05)		(.00	)***	(.26)	(.15)		(.29)
Redemption fees	—		.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$34.86		$33.58		$28.75		$28.40	$30.29		$25.57
Total Return (%)[b]	4.34	**	17.00		1.24		(5.39)	19.08		19.17

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		16		14		21	48		41
Ratio of expenses before expense reductions (%)	.88	*	1.11		1.17		1.18	1.17		1.17
Ratio of expenses after expense reductions (%)	.87	*	1.10		1.16		1.15	1.16		1.05
Ratio of net investment income (loss) (%)	.02	*	.48		.39		.44	.32		.62
Portfolio turnover rate (%)	56	**	68		39		49	45		150

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche International Growth Fund	25

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche International Growth Fund (formerly Deutsche Global Growth Fund) (the “Fund”) is a diversified series of Deutsche Global/International Fund, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

26	Deutsche International Growth Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche International Growth Fund	27

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended February 28, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of February 28, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of February 28, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

28	Deutsche International Growth Fund

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $160,088,198, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, the expiration date.

At August 31, 2017, the aggregate cost of investments for federal income tax purposes was $491,241,924. The net unrealized appreciation for all investments based on tax cost was $138,482,357. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $149,050,288 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $10,567,931.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2017 and has determined that no provision for income tax and/ or uncertain tax provisions is required in the Fund’s financial statements.

Deutsche International Growth Fund	29

The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial

30	Deutsche International Growth Fund

reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended February 28, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $345,891,550 and $370,875,250, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

For the period from September 1, 2017 through September 30, 2017, pursuant to the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.915%
Next $500 million of such net assets	.865%
Next $500 million of such net assets	.815%
Next $500 million of such net assets	.765%
Over $2 billion of such net assets	.715%

Effective October 1, 2017, pursuant to an Amended and Restated Investment Management Agreement with the Advisor, the Fund pays the Advisor a management fee, calculated daily and paid monthly, at the annual rate of 0.62% of the Fund’s average daily net assets.

Accordingly, for the six months ended February 28, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.67% of the Fund’s average daily net assets.

Deutsche International Growth Fund	31

For the period from September 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.39%
Class C	2.14%
Class R	1.64%
Class R6	1.14%
Class S	1.14%
Institutional Class	1.14%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.27%
Class C	2.02%
Class R	1.52%
Class R6	1.02%
Class S	1.02%
Institutional Class	1.02%

In addition, effective October 1, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.83%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended February 28, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$4,674
Class C	1,543
Class R	2,021
Class R6	8
Class S	27,797
Institutional Class	115
$36,158

32	Deutsche International Growth Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2018, the Administration Fee was $315,356, of which $48,831 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2018
Class A	$13,602	$7,808
Class C	1,779	768
Class R	331	156
Class R6	12	7
Class S	165,131	62,179
Institutional Class	212	37
	$181,067	$70,955

Distribution and Service Fees. Under the Fund’s Class C and Class R 12b-1 Plans, DWS Distributors, Inc., (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% and 0.25% of average daily net assets of each of Class C and R shares, respectively. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended February 28, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2018
Class C	$55,380	$8,347
Class R	4,393	672
	$59,773	$9,019

In addition, DDI provides information and administrative services for a fee (“Servicing Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has

Deutsche International Growth Fund	33

various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2018	Annualized Rate
Class A	$62,398	$21,474	.24%
Class C	18,302	6,167	.25%
Class R	4,383	1,409	.25%
	$85,083	$29,050

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2018 aggregated $2,157.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2018, the CDSC for Class C shares aggregated $18. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,793, of which $8,048 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the

34	Deutsche International Growth Fund

Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) shared in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	126,821	$4,510,778	266,999	$8,262,453
Class C	18,012	603,129	17,297	499,155
Class R	9,245	320,799	15,182	448,899
Class R6	1,557	53,818	—	—
Class S	125,685	4,419,886	444,710	13,493,298
Institutional Class	14,403	506,395	22,827	711,676
		$10,414,805		$23,415,481

Shares issued to shareholders in reinvestment of distributions
Class A	2,810	$98,170	—	$—
Class R6	9	304	.49	14
Class S	68,292	2,382,719	23,270	655,042
Institutional Class	2,222	77,560	802	22,557
		$2,558,753		$677,613

Deutsche International Growth Fund	35

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(154,645)	$(5,410,812)	(689,063)	$(20,728,906)
Class C	(64,226)	(2,118,608)	(275,534)	(7,966,850)
Class R	(15,333)	(527,212)	(39,118)	(1,185,382)
Class S	(722,182)	(25,245,812)	(2,568,698)	(76,235,896)
Institutional Class	(64,929)	(2,224,001)	(26,448)	(802,635)
		$(35,526,445)		$(106,919,669)

Redemption fees		—		$144

Net increase (decrease)
Class A	(25,014)	$(801,864)	(422,064)	$(12,466,453)
Class C	(46,214)	(1,515,479)	(258,237)	(7,467,695)
Class R	(6,088)	(206,413)	(23,936)	(736,483)
Class R6	1,566	54,122	49	14
Class S	(528,205)	(18,443,207)	(2,100,718)	(62,087,412)
Institutional Class	(48,304)	(1,640,046)	(2,819)	(68,402)
		$(22,552,887)		$(82,826,431)

F. Fund Name, Strategy and Benchmark Change

Effective October 1, 2017, Deutsche Global Growth Fund was renamed Deutsche International Growth Fund. The Fund’s investments strategy changed to reflect a foreign growth strategy and the Fund repositioned from a focus on U.S. and foreign growth stocks to focus on growth stocks mainly outside of the U.S. The Fund will generally invest less than 20% of its assets in U.S. equities. To better reflect its new investment strategy, the fund changed its principal benchmark index from the MSCI World Index to the MSCI All Country World Index ex USA.

G. Payment by Affiliate

During the period ended February 28, 2018, the Advisor agreed to reimburse the Fund $161,727 for commission costs incurred in connection with purchases and sales of portfolio assets due to certain changes in the principal investment strategy of the Fund. The amount reimbursed was 0.03% of the Fund’s average net assets.

36	Deutsche International Growth Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche International Growth Fund	37

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,041.20	$1,037.20	$1,039.60	$1,043.60	$1,042.90	$1,043.40
Expenses Paid per $1,000*	$6.33	$10.10	$7.79	$4.26	$4.81	$4.41

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,018.60	$1,014.88	$1,017.16	$1,020.63	$1,020.08	$1,020.48
Expenses Paid per $1,000*	$6.26	$9.99	$7.70	$4.21	$4.76	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche International Growth Fund	1.25%	2.00%	1.54%	.84%	.95%	.87%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

38	Deutsche International Growth Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche International Growth Fund’s (formerly Deutsche Global Growth Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche International Growth Fund	39

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

40	Deutsche International Growth Fund

underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, effective October 3, 2016, the Fund’s investment strategy and certain members of the portfolio management team were changed, and that, effective October 1, 2017, the Fund would further change its investment strategy. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, effective October 1, 2017, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.62% in connection with changes to the Fund’s investment strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered

Deutsche International Growth Fund	41

primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM managed an institutional account comparable to the Fund’s investment strategy as of July 31, 2017, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s reduced investment management fee schedule would not include breakpoints, the Fund’s fee schedule would represent an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA

42	Deutsche International Growth Fund

for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche International Growth Fund	43

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

44	Deutsche International Growth Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SGQAX	SGQCX	SCOBX	SGQIX
CUSIP Number	25156A 775	25156A 817	25156A 833	25156A 700
Fund Number	407	707	2007	1407

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SGQRX	SGQTX
CUSIP Number	25156A 825	25156A 643
Fund Number	1512	1607

Deutsche International Growth Fund	45

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

–Purchaseand transaction history

– Bank account information

–Contactinformation such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

46	Deutsche International Growth Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

–provide bank account information for ACH or wire transactions

–tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes — information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

Deutsche International Growth Fund	47

DGGF-3

(R-026689-7 4/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche International Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/27/2018